UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jeffrey L. Steele
President
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Copies to:
Julian E. Markham, Esq.
Thompson, O'Donnell
1212 New York Avenue, Suite 1000, NW
Washington, DC 20005
(Counsel for the registrant)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: June 30, 2009

Date of reporting period: March 31, 2009

ITEM	ITEM 1. Schedule of Investments.

JPMorgan Value Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009	(Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 98.5%

	Common Stocks — 98.5%
	Aerospace & Defense — 2.1%
26	Boeing Co.	933
155	Honeywell International, Inc.	4,324
25	Precision Castparts Corp.	1,472
29	United Technologies Corp.	1,267
		7,996
	Auto Components — 0.7%
238	Johnson Controls, Inc.	2,853

	Beverages — 1.0%
88	Coca-Cola Co. (The)	3,872

	Biotechnology — 0.8%
48	Celgene Corp. (a)	2,115
16	Gilead Sciences, Inc. (a)	759
		2,874
	Capital Markets — 7.7%
119	Goldman Sachs Group, Inc. (The)	12,594
388	Morgan Stanley	8,831
166	State Street Corp.	5,113
188	TD AMERITRADE Holding Corp. (a)	2,592
		29,130
	Chemicals — 1.2%
53	Air Products & Chemicals, Inc.	2,997
167	Dow Chemical Co. (The)	1,408
		4,405
	Commercial Banks — 3.4%
319	KeyCorp	2,508
172	U.S. Bancorp	2,517
568	Wells Fargo & Co.	8,094
		13,119
	Commercial Services & Supplies — 0.3%
65	Republic Services, Inc.	1,122

	Communications Equipment — 3.2%
348	Cisco Systems, Inc. (a)	5,832
473	Corning, Inc.	6,280
		12,112
	Computers & Peripherals — 1.1%
87	Hewlett-Packard Co.	2,786
93	NetApp, Inc. (a)	1,379
		4,165
	Consumer Finance — 1.6%
201	Capital One Financial Corp.	2,456
734	SLM Corp. (a)	3,633
		6,089
	Containers & Packaging — 0.9%
75	Ball Corp.	3,273

	Diversified Consumer Services — 0.3%
10	ITT Educational Services, Inc. (a)	1,179

	Diversified Financial Services — 2.2%
943	Bank of America Corp.	6,431
255	CIT Group, Inc.	728

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Financial Services — Continued
523	Citigroup, Inc.	1,323
		8,482
	Diversified Telecommunication Services — 6.3%
43	AT&T, Inc.	1,079
759	Verizon Communications, Inc.	22,931
		24,010
	Electric Utilities — 3.8%
167	American Electric Power Co., Inc.	4,224
131	Edison International	3,763
71	Exelon Corp.	3,211
338	NV Energy, Inc.	3,170
		14,368
	Electronic Equipment, Instruments & Components — 0.9%
64	Avnet, Inc. (a)	1,124
209	Tyco Electronics Ltd., (Bermuda)	2,302
		3,426
	Energy Equipment & Services — 0.8%
24	Baker Hughes, Inc.	691
65	Halliburton Co.	1,001
35	Schlumberger Ltd.	1,428
		3,120
	Food & Staples Retailing — 4.5%
266	CVS/Caremark Corp.	7,319
413	Safeway, Inc.	8,347
65	SYSCO Corp.	1,480
		17,146
	Food Products — 1.3%
96	General Mills, Inc.	4,771

	Health Care Equipment & Supplies — 0.4%
43	Zimmer Holdings, Inc. (a)	1,555

	Health Care Providers & Services — 3.3%
104	Aetna, Inc.	2,531
60	Cardinal Health, Inc.	1,888
26	McKesson Corp.	905
189	WellPoint, Inc. (a)	7,178
		12,502
	Hotels, Restaurants & Leisure — 0.7%
35	Carnival Corp.	755
154	International Game Technology	1,421
86	Royal Caribbean Cruises Ltd.	685
		2,861
	Household Products — 2.8%
225	Procter & Gamble Co.	10,592

	Industrial Conglomerates — 1.3%
504	General Electric Co.	5,094

	Insurance — 4.7%
118	ACE Ltd., (Switzerland)	4,762
134	Assurant, Inc.	2,922
40	MetLife, Inc.	903
56	Prudential Financial, Inc.	1,063

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — Continued
65	RenaissanceRe Holdings Ltd., (Bermuda)	3,211
122	Travelers Cos., Inc. (The)	4,955
		17,816
	Internet Software & Services — 0.5%
5	Google, Inc., Class A (a)	1,789

	Machinery — 1.3%
159	Joy Global, Inc.	3,385
104	Kennametal, Inc.	1,692
		5,077
	Media — 4.1%
476	News Corp., Class A	3,150
122	Time Warner Cable, Inc.	3,018
185	Time Warner, Inc.	3,574
142	Virgin Media, Inc.	682
278	Walt Disney Co. (The)	5,045
		15,469
	Metals & Mining — 0.6%
58	Freeport-McMoRan Copper & Gold, Inc.	2,229

	Multiline Retail — 0.2%
90	Macy's, Inc.	802

	Multi-Utilities — 1.5%
165	CMS Energy Corp.	1,956
66	PG&E Corp.	2,515
40	Public Service Enterprise Group, Inc.	1,164
		5,635
	Oil, Gas & Consumable Fuels — 15.3%
75	Anadarko Petroleum Corp.	2,936
66	Apache Corp.	4,238
124	Chevron Corp.	8,371
19	ConocoPhillips	758
41	Consol Energy, Inc.	1,025
45	Devon Energy Corp.	2,029
437	Exxon Mobil Corp.	29,768
38	Hess Corp.	2,044
143	Marathon Oil Corp.	3,759
12	Occidental Petroleum Corp.	662
41	Peabody Energy Corp.	1,019
149	Williams Cos., Inc.	1,697
		58,306
	Pharmaceuticals — 11.1%
133	Abbott Laboratories	6,357
333	Merck & Co., Inc.	8,916
845	Pfizer, Inc.	11,507
339	Schering-Plough Corp.	7,989
174	Wyeth	7,479
		42,248
	Real Estate Investment Trusts (REITs) — 1.1%
30	Alexandria Real Estate Equities, Inc.	1,101
142	Annaly Capital Management, Inc.	1,973
167	Kimco Realty Corp.	1,271

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Real Estate Investment Trusts (REITs) — Continued
– (h)	Vornado Realty Trust	14
		4,359
	Road & Rail — 1.2%
277	Hertz Global Holdings, Inc. (a)	1,088
109	Norfolk Southern Corp.	3,677
		4,765
	Semiconductors & Semiconductor Equipment — 0.7%
36	Broadcom Corp., Class A (a)	729
71	Lam Research Corp. (a)	1,624
24	Xilinx, Inc.	456
		2,809
	Software — 1.8%
90	CA, Inc.	1,583
149	Microsoft Corp.	2,739
172	Symantec Corp. (a)	2,565
		6,887
	Specialty Retail — 0.7%
26	Advance Auto Parts, Inc.	1,057
88	Staples, Inc.	1,590
		2,647
	Textiles, Apparel & Luxury Goods — 0.2%
19	Polo Ralph Lauren Corp.	807

	Thrifts & Mortgage Finance — 0.4%
1,118	MGIC Investment Corp.	1,587

	Tobacco — 0.5%
113	Altria Group, Inc.	1,812

	Total Long-Term Investments	375,160
	(Cost $494,828)

Short-Term Investment — 1.0%
	Investment Company — 1.0%
3,724	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (b) (l)	3,724
	(Cost $3,724)
	Total Investments — 99.5%	378,884
	(Cost $498,552)
	Other Assets in Excess of Liabilities — 0.5%	1,731
	NET ASSETS — 100.0%	$ 380,615

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of March 31, 2009.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$23,967
Aggregate gross unrealized depreciation	(143,635)
Net unrealized appreciation/depreciation	$(119,668)
Federal income tax cost of investments	$498,552

Valuation Inputs:
During the period, the Fund adopted Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”).
SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities

Level 1 - Quoted prices	$ 378,884
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$ 378,884

ITEM 2.  Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

.
The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By    /s/ Jeffrey L. Steele
         Jeffrey L. Steele, President and Principal Executive Officer

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By    /s/ Jeffrey L. Steele
         Jeffrey L. Steele, President and Principal Executive Officer

Date: May 28, 2009

 By     /s/ Michael W. Stockton
           Michael W. Stockton, Principal Financial Officer,
           Vice President and Treasurer

Date: May 28, 2009